CONSOLIDATED STATEMENTS OF FINANCIAL POSITION ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)		Dec. 31, 2017 CNY (¥)
NONCURRENT ASSETS
Property and equipment, net	¥ 46		¥ 87,316
Investment property, net	0		4,994
Land use rights, net	0		4,364
Deferred tax assets	0		209
Total noncurrent assets	46		96,883
CURRENT ASSETS
Inventories, net	127,346		191,667
Trade receivables, net	224,114		532,361
Other receivables and prepayments	4,673		2,152
Income tax refundable	27		27
Restricted Cash	1,719		0
Cash and bank balances	9,016		2,328
Total current assets	366,895		728,535
CURRENT LIABILITIES
Trade payables	24,329		61,084
Accrued liabilities and other payables	25,894		29,719
Amounts owed to related parties	36,203		36,017
Taxes payable	4,497		3,862
Total current liabilities	90,923		130,682
NET CURRENT ASSETS	275,972		597,853
NET ASSETS	276,018		694,736
EQUITY
Share capital	306	[1]	206	[2]
Reserves	275,712		694,530
Total stockholders' equity	¥ 276,018		¥ 694,736

[1]	Equivalent to US$45,000
[2]	Equivalent to US$31,000